Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Long-term Debt [Abstract]
Total long-term debt	$ 8,828	$ 0
Current portion of long-term debt	2,921	0
Long-term Debt	5,907	0
Unsecured Non-interest-bearing Loans Maturing in March 2024 and March 2025 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 883	0
Unsecured Non-interest-bearing Loans Maturing in March 2024 and March 2025 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, maturity	March 2024
Unsecured Non-interest-bearing Loans Maturing in March 2024 and March 2025 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, maturity	March 2025
Unsecured Loans Maturing Between December 2018 and September 2023 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 4,853	0
Unsecured Loans Maturing Between December 2018 and September 2023 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	0.00%
Long-term debt, maturity	December 2018
Unsecured Loans Maturing Between December 2018 and September 2023 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	5.00%
Long-term debt, maturity	September 2023
Secured Loans Maturing Between December 2018 and August 2022 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 828	0
Secured Loans Maturing Between December 2018 and August 2022 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	0.70%
Long-term debt, maturity	December 2018
Secured Loans Maturing Between December 2018 and August 2022 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	2.00%
Long-term debt, maturity	August 2022
Secured Loans Maturing Between March 2020 and July 2022 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 2,264	$ 0
Secured Loans Maturing Between March 2020 and July 2022 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	1.10%
Long-term debt, maturity	March 2020
Secured Loans Maturing Between March 2020 and July 2022 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	2.90%
Long-term debt, maturity	July 2022